Financial risk management - D.2.1. Debt denominated in US Dollars and other currencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 6,886	$ 5,815
Reasonably possible change in risk variable, percent	1.00%
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 6,886	5,815
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible increase (decrease) in risk variable, impact on profit before tax	$ (81)	(8)
Debt denominated in US dollars | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	3,293	3,429
Total debt denominated in other currencies | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	3,592	2,386
Guatemala | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	865	496
Colombia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	620	554
Bolivia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	128	153
Paraguay | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	565	233
El Salvador | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	248	71
Panama | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	734	734
Luxembourg (COP denominated) | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	0	33
Ecuador | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	83
Uruguay | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	201
Costa Rica | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 148	$ 113